Net borrowings - Reconciliation of movement in net borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of the year	$ 21,017	$ 19,582
Net (increase)/decrease in cash and cash equivalents before exchange	(1,083)	596	$ 831
Net increase in bonds and other borrowings	898	453
Net (decrease)/increase in net borrowings from cash flows	(185)	1,049
Exchange differences on net borrowings	921	199
Other non-cash items(1)	101	187
Net borrowings at the end of the year	21,854	21,017	19,582
Non-cash items of fair value changes of CCS and IRS	183	111
Non-cash items of lease liabilities	(147)	(152)
Non-cash items of fair value change of borrowings	(182)	(116)
Cash and cash equivalents	(2,200)	(1,130)	(1,813)
Reclassification to assets and liabilities held for sale	21	(30)	$ 0
Disposal groups classified as held for sale
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	(18)	$ (30)
Reclassification to assets and liabilities held for sale	$ 45